Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Dates
31-Oct-2023
Actual/360 Days
30
30/360 Days
30
15-Nov-2023
15-Nov-2023
Collection Period No.
12
Collection Period (from... to)
Determination Date
Record Date
Distribution Date
Interest Period of the Clas
s
A-1 Notes (from... to)
Interest Period of the Clas
s
A-2A, A-3 an
d
A-4 Notes (from... to)
1-Oct-2023
13-Nov-2023
14-Nov-2023
15-Nov-2023
16-Oct-2023
15-Oct-2023
Summary
Beginning
Balance
0.00
388,403,548.73
657,000,000.00
124,000,000.00
Principal
Payment
0.00
49,859,734.08
0.00
0.00
Ending
Balance
0.00
338,543,814.65
657,000,000.00
124,000,000.00
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Principal per $1000
Fac
e
Amount
0.000000
71.947668
0.000000
0.000000
Initial
Balance
393,170,000.00
693,000,000.00
657,000,000.00
124,000,000.00
Note
Factor
0.000000
0.488519
1.000000
1.000000
1,169,403,548.73
1,1
19,543,814.65
49,859,734.08
T
otal Note Balance
1,867,170,000.00
Overcollateralization
Adjusted Pool Balance
Y
ield Supplement Overcollateralizatio
n
Amount
Pool Balance
47,876,034.84
1,217,279,583.57
137,634,583.81
1,354,914,167.38
47,876,034.84
1,167,419,849.49
131,641,057.31
1,299,060,906.80
47,871,393.47
1,915,041,393.47
221,029,289.69
2,136,070,683.16
Initial
Overcollateralizatio
n
Amount
T
arget
Overcollateralizatio
n
Amount
Current Overcollateralizatio
n
Amount
Amount
Percentage
2.50%
2.50%
2.50%
47,871,393.47
47,876,034.84
47,876,034.84
Clas
s
A-1
Notes
Clas
s
A-2
Notes
Clas
s
A-3
Notes
Clas
s
A-4 Notes
Interest
Rate
0.000000%
5.260000%
5.210000%
5.250000%
Interest Payment
0.00
1,702,502.22
2,852,475.00
542,500.00
Interest per
$1000 Fac
e
Amount
0.000000
2.456713
4.341667
4.375000
Interest & Principal
Payment
0.00
51,562,236.30
2,852,475.00
542,500.00
Interest & Principal Payment
per $1000 Fac
e
Amount
0.000000
74.404381
4.341667
4.375000
$54,957,21
1.30
T
otal
$5,097,477.22

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
A
vailable Collections
Reserve Fund Dra
w
Amount
A
vailable Funds
Purchas
e
Amounts
Advances made by the Servicer
Investment Earnings
Principal Collections
Interest Collections
Net Liquidation Proceeds
Recoveries
59,803,972.26
0.00
59,803,972.26
52,779,246.52
5,142,093.40
872,033.03
808,305.36
0.00
0.00
202,293.95
(1)
T
otal Servicing Fee
Nonrecoverabl
e
Advances to the Servicer
(2)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees (max. $250,000 p.a.)
1,129,095.14
0.00
0.00
5,097,477.22
0.00
0.00
49,859,734.08
0.00
0.00
(3) Interest Distributabl
e
Amount Clas
s
A Notes
(4) Priority Principal Distributabl
e
Amount
(5)
T
o Reserve Fund to reach the Reserve Fund Require
d
Amount
(6) Regular Principal Distributabl
e
Amount
(7) Additional Servicing Fee and Transition Costs
(8)
T
otal Trustee Fees and an
y
Asset Representations Reviewer
fees [not previously paid under (2)]
(9) Excess Collections to Certificateholders
T
otal Distribution
59,803,972.26
3,717,665.82
Distributions
A
vailable Funds
Distribution Detail
Paid
Shortfall
Due
T
otal Servicing Fee
T
otal Trustee Fee
1,129,095.14
0.00
0.00
0.00
1,129,095.14
0.00
Monthly Interest Distributabl
e
Amount
thereof on Clas
s
A-1 Notes
thereof on Clas
s
A-2 Notes
thereof on Clas
s
A-3 Notes
thereof on Clas
s
A-4 Notes
5,097,477.22
0.00
1,702,502.22
2,852,475.00
542,500.00
0.00
0.00
0.00
0.00
0.00
5,097,477.22
0.00
1,702,502.22
2,852,475.00
542,500.00
Interest Carryover Shortfal
l
Amount
thereof on Clas
s
A-1
Notes
thereof on Clas
s
A-2
Notes
thereof on Clas
s
A-3
Notes
thereof on Clas
s
A-4
Notes
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
5,097,477.22
5,097,477.22
0.00
Interest Distributabl
e
Amount Clas
s
A
Notes
Priority Principal Distributabl
e
Amount
Regular Principal Distributabl
e
Amount
0.00
49,859,734.08
0.00
0.00
0.00
49,859,734.08
Aggregate Principal Distributabl
e
Amount
49,859,734.08
49,859,734.08
0.00

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Reserve Fund and Investment Earnings
Investment Earnings
Reserve Fund
Reserve Fun
d
Amount - Beginning Balance
Reserve Fund Deficiency
Reserve Fun
d
Amount - Ending Balance
4,787,603.48
0.00
4,787,603.48
Reserve Fund Require
d
Amount
plus/minus change to meet Reserve Fund Require
d
Amount
plus Net Investment Earnings for the Collection Period
minus Net Investment Earnings
minus Reserve Fund Dra
w
Amount
Investment Earnings for the Collection Period
Net Investment Earnings on the Reserve Fund
Net Investment Earnings on the Collectio
n
Account
17,041.85
185,252.10
202,293.95
4,787,603.48
0.00
17,041.85
17,041.85
0.00
Notice to Investors

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Pool Statistics
Pool Data
4.50%
42.26
25.97
Cutoff Date Pool Balance
Amount
2,136,070,683.16
Pool Balance beginning of Collection Period
1,354,914,167.38
Principal Collections
Principal Collections attributable to Full Pay-offs
Principal Purchas
e
Amounts
Principal Gross Losses
Pool Balance end of Collection Period
W
eighte
d
A
verag
e
APR
1,299,060,906.80
43,227
44,127
W
eighte
d
A
verage Number of Remaining Payments
W
eighte
d
A
verage Seasoning (months)
As of Cutoff Date
Current
Number of Receivables
55,476
35,662,041.19
17,117,205.33
0.00
3,074,014.06
Pool Factor
60.82%
4.40%
53.57
13.45

Mercedes-Benz Auto Receivables
T
rust 2022-1

Amounts in USD
Investor Report
Collection Period Ended
31-Oct-2023
Delinquency Profile
(1) A receivable is not considered delinquent if the amount past due is less than
10% of the payment due under such receivable
43,227
31-60
Days
Delinquent
61-90
Days
Delinquent
91-120 Days Delinquent
T
otal
Current
98.74%
0.84%
0.28%
0.15%
100.00%
1,282,631,433.37
10,922,719.35
3,585,768.73
1,920,985.35
1,299,060,906.80
42,876
248
70
33
Delinquency Profile
(1)
Amount
Number of Receivables
Percentage
Delinquency
T
rigger
3.550%
60+ Delinquency Loans to EO
P
Aggregate Securitization
V
alue
0.424%
Delinquency Trigger occurred
No
Loss Statistics
A
verage Net Loss / (Gain)
16,686.72
Cumulative Principal Net Loss / (Gain) as % of Cutoff Date Pool Balance
Four Mont
h
A
verage
1.076%
Principal Net Loss / (Gain) as % of
A
verage Pool Balance (annualized):
12,381,545.18
1,431,139.05
Principal Net Loss / (Gain)
Principal Net Liquidation Proceeds
Principal Recoveries
Principal Gross Losses
75
742
Losses
(1)
Amount
3,074,014.06
863,591.04
779,283.97
Number of Receivables
Number of Receivables
Amount
29,214,789.00
11,211,444.27
5,621,799.55
Current
Cumulative
0.580%
(1) Losses include accounts that have been charged off with a balance remaining of less than
$50.
These accounts are excluded in the Number of Receivables count as they are not considered a charge-off
on a defaulted loan
.
Current Collection Period
1.294%
Prior Collection Period
1.050 % Second Prior
Collection
Period
0.861
%
Third
Prior
Collection
Period
1.100%